Inventory, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017
SEC Schedule, 12-09, Reserve, Inventory [Member]
Inventory Disclosure [Abstract]
Inventory provision reversal	$ 461	$ 152